PROPERTY, PLANT AND EQUIPMENT, Composition of Net Value of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 150,177,045	$ 149,241,162
Cost [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	315,007,030	304,461,626	$ 294,452,312
Accumulated Depreciation and Impairment [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ (164,829,985)	$ (155,220,464)